UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler & Company, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number: 28-1384

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     April 1, 2004

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   43

FORM 13F INFORMATION TABLE VALUE TOTAL:   $125,167,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY COM                 COM              88579Y101     3590    43845 SH       SOLE                    39895        0     3950
ALCOA INC COM                  COM              013817101     3643   105005 SH       SOLE                    95455        0     9550
BANK NEW YORK INC COM          COM              064057102     3509   111407 SH       SOLE                    99357        0    12050
BRISTOL MYERS SQUIBB           COM              110122108     4012   165562 SH       SOLE                   151312        0    14250
CATERPILLAR, INC.              COM              149123101     4196    53072 SH       SOLE                    48272        0     4800
CHEVRONTEXACO CORPORATION      COM              166764100     3936    44840 SH       SOLE                    40290        0     4550
CITIGROUP INC.                 COM              172967101     4801    92862 SH       SOLE                    83312        0     9550
CONAGRA INC COM                COM              205887102     3679   136560 SH       SOLE                   122010        0    14550
CONOCOPHILLIPS COM             COM              20825C104     4273    61205 SH       SOLE                    54655        0     6550
CONSOLIDATED EDISON INC COM    COM              209115104     3281    74410 SH       SOLE                    67660        0     6750
DOW CHEMICAL COMPANY           COM              260543103     3766    93490 SH       SOLE                    83640        0     9850
DU PONT E.I. DE NEMOURS        COM              263534109     3143    74432 SH       SOLE                    66682        0     7750
EMERSON ELECTRIC CO.           COM              291011104     3172    52945 SH       SOLE                    47695        0     5250
EXELON CORP                    COM              30161N101     3833    55660 SH       SOLE                    50360        0     5300
EXXON MOBIL CORP               COM              30231G102     5016   120606 SH       SOLE                   111556        0     9050
GENERAL ELECTRIC CO            COM              369604103     3468   113620 SH       SOLE                   100320        0    13300
GENERAL MILLS, INC.            COM              370334104     2943    63050 SH       SOLE                    56300        0     6750
GENERAL MOTORS CORP.           COM              370442105     4498    95490 SH       SOLE                    85340        0    10150
GLAXO WELLCOME PLC ADR SPONSOR COM              37733W105      247     6180 SH       SOLE                     2980        0     3200
HEWLETT PACKARD COMPANY        COM              428236103     3573   156440 SH       SOLE                   140140        0    16300
J.P. MORGAN CHASE & CO         COM              46625H100     4267   101715 SH       SOLE                    90765        0    10950
KERR MCGEE CORP COM            COM              492386107     1964    38145 SH       SOLE                    33995        0     4150
KIMBERLY-CLARK CORP            COM              494368103     3978    63050 SH       SOLE                    56250        0     6800
LINCOLN NATIONAL CORP          COM              534187109     3904    82500 SH       SOLE                    74450        0     8050
MARSH & MCLENNAN COS.          COM              571748102      278     6000 SH       SOLE                     6000        0        0
MCGRAW COS. INC.               COM              580645109      274     3600 SH       SOLE                     3600        0        0
MERCK & COMPANY, INC.          COM              589331107     3050    69012 SH       SOLE                    60462        0     8550
MICROSOFT CORP COM             COM              594918104      499    20015 SH       SOLE                     5865        0    14150
NATIONAL FUEL GAS CO N J COM   COM              636180101     4169   169475 SH       SOLE                   153725        0    15750
PEOPLES ENERGY CORP            COM              711030106     2525    56545 SH       SOLE                    50595        0     5950
PFIZER, INC.                   COM              717081103     2468    70410 SH       SOLE                    61360        0     9050
PITNEY-BOWES INC               COM              724479100     2316    54365 SH       SOLE                    48515        0     5850
PNC FINANCIAL SERVICES GROUP   COM              693475105      615    11100 SH       SOLE                    11100        0        0
PROCTER & GAMBLE COMPANY       COM              742718109     3426    32670 SH       SOLE                    29370        0     3300
PUBLIC SERVICE ENTERPRS        COM              744573106      361     7690 SH       SOLE                     7690        0        0
SBC COMMUNICATIONS INC         COM              78387G103     3812   155320 SH       SOLE                   139670        0    15650
U S BANCORP                    COM              902973304     3960   143201 SH       SOLE                   128051        0    15150
UNITED TECHNOLOGIES            COM              913017109     2374    27505 SH       SOLE                    24655        0     2850
VERIZON COMMUNICATIONS         COM              92343V104      323     8828 SH       SOLE                     8828        0        0
WASHINGTON MUT INC COM         COM              939322103      359     8400 SH       SOLE                     2500        0     5900
WELLS FARGO NEW                COM              949746101     2841    50127 SH       SOLE                    44677        0     5450
WEYERHAEUSER CO.               COM              962166104     4103    62645 SH       SOLE                    57595        0     5050
WYETH                          COM              983024100      722    19220 SH       SOLE                    19220        0        0
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